Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 09, 2019	Jul. 31, 2025
US Vegan Climate ETF
Account Value [Line Items]
Line Graph and Table Measure Name							US Vegan Climate ETF NAV
Accumulated Value	$ 20,383	$ 16,585	$ 14,377	$ 16,325	$ 11,671	$ 10,000	$ 23,318
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	20,067	16,428	14,536	15,243	11,172	10,000	$ 23,344
Beyond Investing US Vegan Climate GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Beyond Investing US Vegan Climate GTR Index
Accumulated Value	$ 21,081	$ 17,045	$ 14,681	$ 16,579	$ 11,752	$ 10,000	$ 24,288